Equity (Detail Textuals 3) (USD $)			6 Months Ended				6 Months Ended
	Jun. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Jun. 30, 2012 Stock options Maximum	Jun. 30, 2012 Stock options Minimum	Jun. 30, 2012 Stock options Stock option plan	Dec. 31, 2004 Stock options Stock option plan	Jun. 30, 2012 Incentive Stock Options	Jun. 30, 2012 Non-Qualified options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of common stock upon exercise of options granted pursuant to the Stock Option Plan (in shares)						1,200,000
Number of option outstanding	958,871	404,194			958,871
Number of options granted							381,247	238,320
Exercise price of option			$ 4.00	$ 2.90
Options vesting period			7 years		10 years